CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Cash dividends declared per share	$ 3	$ 2